Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents
Allowance for doubtful account receivable
Book value of patents and licenses	2,117,009	$ 2,117,009		3,025,801
Amortization expense of intangible assets
Income tax examination, likelihood of unfavourable settlement		Greater than 50 percent		Greater than 50 percent
Antidilutive securities excluded from computation of earnings per share		280,822
Warrants [Member]
Antidilutive securities excluded from computation of earnings per share		37,390,452
Convertible Promissory Notes [Member]
Antidilutive securities excluded from computation of earnings per share		2,772,684
Technology Platforms [Member]
Capitalized software development costs	2,817,396	$ 2,817,396		$ 3,025,801
Amortization expense of capitalized software development costs
Technology Platforms [Member] | General and Administrative Expenses [Member]
Amortization expense of capitalized software development costs		$ 700,387	$ 0
Patents and Licenses [Member]
Finite-lived intangible asset, useful life		5 years
Book value of patents and licenses	$ 214,383	$ 214,383		$ 214,383
Amortization expense of intangible assets
One Customer [Member] | Revenue [Member]
Concentration risk, percentage	100.00%	100.00%	0.00%
One Customer [Member] | Accounts Receivable [Member]
Concentration risk, percentage		100.00%		99.00%	0.00%